CAPITAL LEASE (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Property, Plant and Equipment, Useful Life	5 years
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	$ 22
Capital Leases, Balance Sheet, Assets by Major Class, Net	126
Capital Leases, Future Minimum Payments, Remainder of Fiscal Year	55
Capital Leases, Future Minimum Payments Due in Two Years	55
Capital Leases, Future Minimum Payments Due in Three Years	$ 10
Lessee Leasing Arrangements Capital Leases Term Of Contract	3 years
Derivative Asset, Fair Value, Gross Asset	$ 148